Notes Related to the Consolidated Statements of Financial Position - Summary of Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Miscellaneous current liabilities [abstract]
Social liabilities, taxation and social security	€ 3,303	€ 3,148
Fixed assets payables	2,421
Deferred revenue	96	16
Other payables	94	53
Total other current liabilities	€ 5,914	€ 3,217